Allowance for Loan Losses and Credit Quality Information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of classified and unclassified loans amount
1-4 Family	$ 97,037	$ 119,066
Commercial Real Estate:
Residential developments	46,343	52,746
Alternative fuel plants	13,911	18,882
Other	17,988	18,002
Total of Consumer Loans	53,975	62,161
Commercial Business:
Construction/development	542	4,786
Banking	958	4,899
Other	78,354	99,574
Total loans	475,773	580,400
Classified [Member]
Summary of classified and unclassified loans amount
1-4 Family	14,952	20,737
Commercial Real Estate:
Residential developments	36,954	41,266
Alternative fuel plants	11,041	0
Other	36,494	25,396
Total of Consumer Loans	1,823	1,205
Commercial Business:
Construction/development	140	2,722
Banking	958	4,899
Other	13,208	11,259
Total loans	115,570	107,484
Classified [Member] | Special Mention Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	1,004	8,870
Commercial Real Estate:
Residential developments	744	444
Alternative fuel plants	0	0
Other	17,170	5,789
Total of Consumer Loans	0	0
Commercial Business:
Construction/development	0	0
Banking	0	0
Other	1,224	3,203
Total loans	20,142	18,306
Classified [Member] | Substandard Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	13,915	11,129
Commercial Real Estate:
Residential developments	36,210	39,709
Alternative fuel plants	11,041	0
Other	19,324	19,607
Total of Consumer Loans	1,543	857
Commercial Business:
Construction/development	140	2,722
Banking	958	3,750
Other	11,850	8,056
Total loans	94,981	85,830
Classified [Member] | Doubtful Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	33	738
Commercial Real Estate:
Residential developments	0	1,113
Alternative fuel plants	0	0
Other	0	0
Total of Consumer Loans	123	224
Commercial Business:
Construction/development	0	0
Banking	0	1,149
Other	134	0
Total loans	290	3,224
Classified [Member] | Loss Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	0	0
Commercial Real Estate:
Residential developments	0	0
Alternative fuel plants	0	0
Other	0	0
Total of Consumer Loans	157	124
Commercial Business:
Construction/development	0	0
Banking	0	0
Other	0	0
Total loans	157	124
Unclassified Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	82,085	98,329
Commercial Real Estate:
Residential developments	9,389	11,480
Alternative fuel plants	2,870	18,882
Other	148,159	192,890
Total of Consumer Loans	52,152	60,956
Commercial Business:
Construction/development	402	2,064
Banking	0	0
Other	65,146	88,315
Total loans	$ 360,203	$ 472,916